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The right choice for the long termSM

AMERICAN HIGH-INCOME TRUST

[cover: close-up of pencil lying on accounting balance sheet]

Semi-annual report for the six months ended March 31, 2003

AMERICAN HIGH-INCOME TRUST(SM) seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003:

                                          1 YEAR     5 YEARS     10 YEARS
CLASS A SHARES
Reflecting 3.75% maximum sales charge     +0.38%     +1.62%       +6.27%

The fund's 30-day yield for Class A shares as of April 30, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 6.48%. The fund's distribution rate for Class A shares as of that date was 7.32%. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 40. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States involves additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund's prospectus.

FELLOW SHAREHOLDERS:

[photograph: close-up of pencil lying on accounting balance sheet]

When American High-Income Trust began the first half of its fiscal year on October 1, 2002, high-yield bonds along with stocks were nearing a low for the year. As the stock market bounced back from its October low, the high-yield market began to recover as well.

As a result, your fund did particularly well for the six-month period ending March 31, 2003. Shareholders who reinvested dividends totaling 49.1 cents a share earned a total return of 18.4% for the period, which included an income return of 5.2% (10.4% annualized). That compares with a 12.7% total return for the Lipper High Yield Bond Funds Index, a benchmark of similar funds, and a 13.2% return for the Credit Suisse First Boston High Yield Bond Index, which attempts to mirror the high-yield debt markets. The Citigroup Broad Investment-Grade (BIG) Bond Index, which measures high-quality bond markets including Treasuries, gained 3.0% for the same period. The latter two indexes are unmanaged and include no expenses.

Shareholders who elected to take dividends in cash received an income return of 5.1%, while the value of their shares increased 12.9%.

Looking back over the past 12 months, results were considerably more sobering. American High-Income Trust earned a total return of 4.3%, compared to 3.2% for the Lipper index, 7.5% for the Credit Suisse First Boston index and 11.6% for the Citigroup BIG index.

[Begin Sidebar]
Results at a glance
         Class A share total returns/1/  (for periods ended March 31, 2003)

                                                 Six months  1 year Lifetime/2/

American High-Income Trust                         +18.37%    +4.31%   +8.64%
Credit Suisse First Boston High Yield Bond Index   +13.23%    +7.52%   +8.40%
Citigroup Broad Investment-Grade (BIG) Bond Index   +3.03%   +11.56%   +8.36%
Lipper High Yield Bond Funds Index                 +12.66%    +3.18%   +6.45%

/1/ Change in value of investment with dividends and capital gain distributions reinvested. Market indexes are unmanaged.
/2/ Average annual compound return since February 19, 1988.
[End Sidebar]

IMPROVED BALANCE SHEETS

The high-yield bond market has experienced great volatility over the past year. Last summer, high-yield bonds reached some of their weakest levels relative to Treasuries in a decade. When we last reported to you at the end of our fiscal year on September 30, 2002, the high-yield market was suffering from economic weakness, reduced corporate earnings, diminished corporate access to capital, rapidly eroding credit ratings and a high default rate.

Given this weak environment, many issuers of high-yield bonds focused on improving their balance sheets through debt reduction. As the economy showed signs of recovery, the default rate slowed and concerns about solvency and liquidity eased. Consequently, the yields of many high-yield bonds have now returned to more normalized levels, including the bonds of many issuers that were particularly weak last summer.

A REDUCTION IN DIVIDENDS

Since October 1, your fund's Class A monthly dividend has declined twice -- by
0.5 cents in January and by 1 cent, effective April 1. We are continually dedicated to finding the best total return relative to risk. In today's market, that has led us to focus on some of the lower yielding parts of the high-yield universe.

PUTTING THE RESULTS IN PERSPECTIVE

Of course, it is important to remember that the long-term returns from the high-yield bond market will not be as strong as they have been during this period. The huge returns of the past period were unusual in both relative and absolute terms. They represented a recovery from the preceding six-month period, during which your fund declined by 11.9%. In the current environment, a sluggish economy and questions about corporate profitability are still putting pressure on the high-yield market. As a result, we remain cautious going forward, and are staying focused on individual issuers that we believe can ride out these uncertainties.

Over the long term, a high-yield bond fund can be an important part of your overall investment portfolio. High-yield bonds are debt instruments that sometimes behave like stocks. Typically, they offer higher yields than investment-grade bonds, but fewer price fluctuations than stocks. Since its inception on February 19, 1988, American High-Income Trust has earned an 8.6% average annual compound return. That compares with a 10.7% average annual return for the Standard & Poor's 500 Composite Index, a broad measure of the stock market. Your fund's worst fiscal year was the 12 months ended September 30, 2002, when the fund posted a negative return of 5.9%; that compares with a 20.5% loss for the S&P 500 for the same period.

We welcome the many new shareholders who have joined the fund during the past six months, helping to increase the fund's assets by 54% and shareholder accounts by 31%. We thank you for your support.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ David C. Barclay
David C. Barclay
President

May 16, 2003



INVESTMENT PORTFOLIO
March 31, 2003

unaudited

[begin pie chart]

U.S. corporate bonds                             75%
Non-U.S. corporate bonds                         11
U.S. government obligations                       3
Non-U.S. government bonds                         2
Common stocks & warrants                          1
Cash & equivalents                                8
[end pie chart]

                                                                                                                        Market
                                                                                                Principal amount         value
Bonds, notes & equity securities                                                                 (000) or shares         (000)

WIRELESS TELECOMMUNICATION SERVICES  -  12.46%
Nextel Communications, Inc.:
 9.75% 2007                                                                                          $     3,900    $    4,056
 10.65% 2007                                                                                              10,100        10,580
 9.95% 2008                                                                                               30,600        32,053
 12.00% 2008                                                                                               1,000         1,080
 Series D, 13.00% exchangeable preferred 2009  (1) (2)                                             32,590 shares        34,871
 Series E, 11.125% exchangeable preferred, redeemable 2010  (2)                                           44,495        47,165
AT&T Wireless Services, Inc.:
 7.35% 2006                                                                                          $     5,831         6,420
 7.50% 2007                                                                                               35,000        38,924
 7.875% 2011                                                                                               4,035         4,521
 8.125% 2012                                                                                              17,000        19,279
 8.75% 2031                                                                                                3,000         3,452
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (3)                                                                                      22,046        22,156
 10.625% 2010                                                                                              6,555         7,555
Tritel PCS, Inc.:
 0%/12.75% 2009 (3)                                                                                       16,885        16,969
 10.375% 2011                                                                                              5,970         6,910
American Tower Corp.:
 6.25% convertible notes 2009                                                                              6,750         5,560
 9.375% 2009                                                                                              81,350        73,622
 5.00% convertible debentures 2010                                                                        25,925        20,578
American Tower Escrow Corp. 0% 2008 (4)                                                             38,250 units        25,436
Nextel Partners, Inc.:
 12.50% 2009                                                                                         $    17,865        18,401
 0%/14.00% 2009 (3)                                                                                       68,072        62,967
 11.00% 2010                                                                                              24,375        24,009
Dobson Communications Corp.:
 12.25% senior exchangeable preferred 2008  (1)  (2)                                               61,968 shares        50,194
 13.00% senior exchangeable preferred 2009  (1)  (2)                                                      25,626        21,013
 10.875% 2010                                                                                        $     3,500         3,535
American Cellular Corp. 9.50% 2009                                                                        89,410        22,352
Dobson/Sygnet Communications Co. 12.25% 2008                                                               1,000           955
Crown Castle International Corp.:
 10.625% 2007                                                                                             28,820        28,244
 12.75% senior exchangeable preferred 2010 (1)  (2)                                                21,371 shares        17,311
 0%/10.375% 2011 (3)                                                                                 $     1,750         1,426
 10.75% 2011                                                                                              19,250        18,865
 0%/11.25% 2011 (3)                                                                                       17,000        13,855
Triton PCS, Inc.:
 0%/11.00% 2008 (3)                                                                                       40,025        36,823
 9.375% 2011                                                                                               3,125         2,734
Centennial Cellular Corp. 10.75% 2008                                                                     27,075        19,223
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                           17,875        19,127
Cricket Communications, Inc.: (5)  (6)
 6.188% 2007                                                                                              30,070         6,314
 6.375% 2007                                                                                              11,325         2,378
 6.625% 2007                                                                                               8,815         1,851
 9.50% 2007                                                                                                8,250         1,732
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                                              12,350         5,866
 13.625% 2011                                                                                              9,300         4,696
PTC International Finance BV 10.75% 2007                                                                   7,885         8,220
AirGate PCS, Inc. 0%/13.50% 2009 (3)                                                                      30,475         5,333
iPCS, Inc. 0%/14.00% 2010 (3)  (6)                                                                        29,250         1,609
Rogers Cantel Inc. 9.75% 2016                                                                              1,375         1,451
Cellco Finance NV 12.75% 2005                                                                              1,500         1,429
Teletrac, Inc. 9.00% 2004  (2) (4) (7)                                                                     1,915           479
PageMart Wireless, Inc.:  (6) (7)
 15.00% 2005                                                                                              19,250             2
 11.25% 2008                                                                                              61,010             6
                                                                                                                       783,587

MEDIA  -  12.41%
Hollinger Participation Trust 12.125% 2010 (2) (4) (5)                                                    53,181        53,580
CanWest Media Inc.:
 Series B, 10.625% 2011                                                                                   16,100        17,811
 7.625%  2013 (4)                                                                                          6,000         6,000
Young Broadcasting Inc.:
 Series B:
  9.00% 2006                                                                                              11,367        11,481
  8.75% 2007                                                                                              15,802        16,039
 10.00% 2011                                                                                              31,002        33,017
Cinemark USA, Inc.:
 Series B:
  8.50% 2008                                                                                               4,000         4,125
  625% 2008                                                                                               18,450        18,796
 Series D, 9.625% 2008                                                                                     9,290         9,464
 9.00% 2013 (4)                                                                                           22,500        24,019
Tele-Communications, Inc.:
 9.80% 2012                                                                                                9,380        11,724
 7.875% 2013                                                                                               3,173         3,640
Lenfest Communications, Inc.:
 8.375% 2005                                                                                               5,000         5,552
 7.625% 2008                                                                                               6,750         7,518
TCI Communications, Inc. 8.75% 2015                                                                        7,500         9,193
Comcast Corp.:
 10.625% 2012                                                                                              2,245         2,709
 7.05% 2033                                                                                                5,000         5,134
Liberty Media Corp.:
 7.75% 2009                                                                                                8,750        10,002
 7.875% 2009                                                                                              15,035        17,330
 8.25% 2030                                                                                               14,950        15,949
Clear Channel Communications, Inc.:
 7.25% 2003                                                                                                3,500         3,575
 6.00% 2006                                                                                                6,500         6,975
 4.625% 2008                                                                                               8,500         8,658
 5.75% 2013                                                                                                3,625         3,756
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                          13,500        15,306
AOL Time Warner Inc.:
 6.125% 2006                                                                                               4,500         4,713
 6.15% 2007                                                                                               20,000        21,231
 6.875% 2012                                                                                               5,500         5,871
Time Warner Inc. 6.875% 2018                                                                               5,000         5,119
Emmis Communications Corp. 0%/12.50% 2011 (3)                                                             35,496        30,527
Antenna TV SA:
 9.00% 2007                                                                                               12,450        10,582
 9.75% 2008                                                                                         Euro    20,750      19,214
Gray Communications Systems, Inc.:
 9.25% 2011                                                                                          $    23,675        25,776
 Series C, 8.00% convertible preferred 2012  (2) (4) (7)                                              300 shares         2,656
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (4)                                 $    24,375        26,995
Charter Communications Holdings, LLC:
 10.00% 2009                                                                                               4,500         2,104
 0%/11.75% 2010 (3)                                                                                        3,425         1,233
 0%/9.92% 2011 (3)                                                                                         7,150         2,931
 11.125% 2011                                                                                              9,500         4,275
 0%/11.75% 2011 (3)                                                                                       27,885         8,644
 0%/13.50% 2011 (3)                                                                                        8,700         2,653
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012 (3)                                         2,850           826
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                             22,720        21,953
Adelphia Communications Corp.:
 9.25% 2002 (8)                                                                                            6,000         2,370
 10.50% 2004 (6)                                                                                           8,500         3,442
 10.25% 2006 (6)                                                                                          15,655         6,184
 Series B, 13.00% preferred 2009  (1)                                                              76,196 shares            38
 10.25% 2011 (6)                                                                                     $    14,895         6,107
Century Communications Corp. 0% 2003 (8)                                                                   8,678         2,647
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                                    19,050        19,979
Regal Cinemas Corp., Series B, 9.375% 2012                                                                17,750        19,392
Sinclair Capital 11.625% preferred 2009                                                           180,000 shares        19,125
Big City Radio, Inc. 11.25% 2005  (6) (7)                                                            $    20,795        17,676
Univision Communications Inc. 7.85% 2011                                                                  14,960        17,117
Quebecor Media Inc. 11.125% 2011                                                                          15,403        16,789
NextMedia Operating, Inc. 10.75% 2011                                                                     12,000        13,110
ACME Intermediate Holdings, LLC, Series B, 12.00% 2005                                                    12,032        12,393
AMC Entertainment Inc. 9.50% 2009                                                                         12,000        12,030
EchoStar DBS Corp. 9.125% 2009                                                                            10,500        11,524
Radio One, Inc., Series B, 8.875% 2011                                                                    10,250        11,198
British Sky Broadcasting Group PLC:
 6.875% 2009                                                                                               1,950         2,090
 8.20% 2009                                                                                                7,500         8,413
Mediacom LLC and Mediacom Capital Corp.:
 7.875% 2011                                                                                               3,000         2,985
 9.50% 2013                                                                                                7,115         7,400
Cox Radio, Inc. 6.625% 2006                                                                                8,750         9,285
Entravision Communications Corp. 8.125% 2009                                                               8,500         8,776
LBI Media, Inc. 10.125% 2012 (4)                                                                           7,375         7,845
Entercom Radio, LLC 7.625% 2014                                                                            6,500         6,906
RH Donnelley Inc.: (4)
 8.875% 2010                                                                                               2,250         2,492
 10.875% 2012                                                                                              3,000         3,442
Sun Media Corp. 7.625% 2013 (4)                                                                            4,250         4,473
News America Inc. 6.75% 2038                                                                               2,990         3,296
RBS Participacoes SA 11.00% 2007 (4)                                                                       4,500         2,081
Globo Comunicacoes e Participacoes SA: (4) (6)
 Series B, 10.50% 2006 (4)  (6)                                                                            2,600           708
 10.625% 2008 (4) (6)                                                                                      2,485           677
PanAmSat Corp. 6.125% 2005                                                                                 1,025         1,035
                                                                                                                       781,681

TECHNOLOGY HARDWARE & EQUIPMENT  -  8.43%
Solectron Corp.:
 Series B, 7.375% 2006                                                                                    10,095         9,944
 9.625% 2009                                                                                              51,425        53,996
 0% LYON convertible notes 2020                                                                           88,150        48,152
 0% LYON convertible notes 2020                                                                            5,262         3,295
Sanmina-SCI Corp. 10.375% 2010 (4)                                                                        50,750        55,064
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                          12,000         9,510
Amkor Technology, Inc.:
 5.75% convertible notes 2006                                                                             16,475        12,459
 9.25% 2006                                                                                               19,125        18,838
 9.25% 2008                                                                                               14,100        13,888
Micron Technology, Inc. 6.50% 2005 (4)                                                                    45,000        40,500
Xerox Capital (Europe) PLC 5.875% 2004                                                                    21,000        20,895
Xerox Corp. 0.57% convertible subordinated debentures 2018                                                30,000        19,500
Fairchild Semiconductor Corp.:
 5.00% convertible notes 2008                                                                              7,350         6,854
 10.50% 2009                                                                                              24,925        28,041
ON Semiconductor Corp.:
 13.00% 2008                                                                                               6,000         5,700
 12.00% 2010  (4)                                                                                         21,125        22,392
SCG Holding Corp. 12.00% 2009                                                                              2,000         1,520
Flextronics International Ltd.:
 8.75% 2007                                                                                                4,775         5,020
 9.75% 2010                                                                                        Euro    9,685        11,107
 9.875% 2010                                                                                         $    10,995        12,246
Motorola, Inc.:
 7.625% 2010                                                                                               6,000         6,480
 8.00% 2011                                                                                               10,235        11,258
 7.50% 2025                                                                                                2,000         1,990
 6.50% 2028                                                                                                1,200         1,092
 5.22% 2097                                                                                                4,550         3,162
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                                          25,750        22,016
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                                            20,200        20,503
Nortel Networks Ltd. 6.125% 2006                                                                          18,175        16,676
Celestica Inc. 0% convertible debentures 2020                                                             32,625        16,312
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                          14,700         8,893
Cypress Semiconductor Corp.:
 3.75% convertible subordinated notes 2005                                                                 3,080         2,672
 4.00% convertible subordinated notes 2005                                                                 6,529         5,835
LSI Logic Corp.:
 4.00% convertible notes 2005                                                                              6,100         5,650
 4.00% convertible notes 2006                                                                              3,000         2,584
Lucent Technologies Inc. 7.25% 2006                                                                        2,500         2,212
RF Micro Devices, Inc. 3.75% convertible subordinated notes 2005                                           2,433         2,202
Hyundai Semiconductor America, Inc. 8.625% 2007 (4)                                                        2,600         1,741
TriQuint Semiconductor, Inc. 4.00% convertible subordinated notes 2007                                     1,060           876
                                                                                                                       531,075

MATERIALS  -  7.03%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                                               11,916        12,065
 10.125% 2010 (4)                                                                                         46,755        48,567
 7.20% 2026                                                                                               20,765        21,025
Georgia-Pacific Corp.:
 7.50% 2006                                                                                                9,500         9,215
 8.125% 2011                                                                                              29,950        28,303
 9.50% 2022                                                                                                5,650         5,000
 8.875% 2031                                                                                              10,095         8,631
Fort James Corp. 6.625% 2004                                                                               1,600         1,616
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                                     5,500         5,527
 Series B, 9.875% 2007                                                                                     2,000         2,010
 9.50% 2008 (4)                                                                                           12,000        11,700
 10.875% 2009                                                                                             25,500        23,842
 11.125% 2012                                                                                              6,625         6,857
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                               6,500         6,744
 8.75% 2012 (4)                                                                                           20,750        21,450
Owens-Illinois, Inc.:
 7.85% 2004                                                                                                7,000         7,052
 8.10% 2007                                                                                                5,250         5,145
 7.35% 2008                                                                                                4,440         4,207
 7.50% 2010                                                                                                2,000         1,860
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                 19,625        21,097
Stone Container Corp. 9.75% 2011                                                                           7,500         8,344
Potlatch Corp. 10.00% 2011                                                                                24,575        26,725
AK Steel Holding Corp. 7.75% 2012                                                                         20,900        19,228
AK Steel Corp. 7.875% 2009                                                                                 6,945         6,424
Oregon Steel Mills, Inc. 10.00% 2009                                                                      21,321        20,442
Longview Fibre Co. 10.00% 2009                                                                            16,250        17,387
Tekni-Plex, Inc.:
 Series B, 12.75% 2010                                                                                    15,625        14,297
 12.75% 2010 (4)                                                                                           2,000         1,830
Earle M. Jorgensen Co. 9.75% 2012                                                                         14,725        15,240
Kappa Beheer BV:
 10.625% 2009                                                                                        Euro     5,750      6,620
 0%/12.50% 2009 (3)                                                                                        6,150         6,109
Ball Corp., Series A, 6.875% 2012 (4)                                                                $     7,500         7,772
Luscar Coal Ltd. 9.75% 2011                                                                                6,575         7,380
Peabody Energy Corp. 6.875% 2013  (4)                                                                      7,000         7,035
UCAR Finance Inc. 10.25% 2012                                                                              6,376         5,707
Allegheny Technologies, Inc. 8.375% 2011                                                                   5,000         4,603
Steel Dynamics, Inc. 9.50% 2009                                                                            4,000         4,100
Inco Ltd. 7.20% 2032                                                                                       4,000         4,091
United States Steel 10.75% 2008                                                                            4,000         3,920
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (6)                                                          5,200         1,469
Indah Kiat International Finance Co. BV 11.875% 2002 (8)                                                   2,250           787
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002 (8)                                                                                           2,500           500
 10.75% 2007 (6)                                                                                             550           111
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (8)                                                          11,875           356
APP International Finance Co. BV 11.75% 2005 (6)                                                             275            88
                                                                                                                       442,478

HOTELS, RESTAURANTS & LEISURE  -  6.80%
Six Flags, Inc.:
 9.50% 2009                                                                                               13,000        12,415
 8.875% 2010                                                                                              17,625        16,347
Premier Parks Inc.:
 9.75% 2007                                                                                               14,875        14,503
 0%/10.00% 2008 (3)                                                                                       14,500        14,192
Royal Caribbean Cruises Ltd.:
 8.25% 2005                                                                                                2,775         2,747
 7.00% 2007                                                                                               14,525        13,472
 8.75% 2011                                                                                               10,000         9,525
Boyd Gaming Corp.:
 9.25% 2009                                                                                                5,000         5,500
 7.75% 2012 (4)                                                                                           16,000        16,200
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                                               2,500         2,637
 8.75% 2009                                                                                                5,100         5,393
 8.375% 2011                                                                                               5,000         5,244
 8.00% 2012                                                                                                8,000         8,330
Jupiters Ltd. 8.50% 2006                                                                                  19,530        21,190
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                     19,500        20,670
Argosy Gaming Co.:
 10.75% 2009                                                                                               7,500         8,175
 9.00% 2011                                                                                               10,350        11,049
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                                              10,875        11,663
 7.125% 2007                                                                                               3,850         4,219
 7.50% 2009                                                                                                2,500         2,807
KSL Recreation Group, Inc. 10.25% 2007                                                                    16,555        16,638
International Game Technology:
 7.875% 2004                                                                                              11,250        11,855
 8.375% 2009                                                                                               3,250         3,882
Mirage Resorts, Inc.:
 6.625% 2005                                                                                               1,950         2,018
 6.75% 2007                                                                                                7,450         7,673
 6.75% 2008                                                                                                4,800         4,944
MGM Mirage, Inc. 8.50% 2010                                                                                  850           943
Coast Hotels and Casinos, Inc. 9.50% 2009                                                                 14,500        15,551
YUM  Brands, Inc. 7.70% 2012                                                                              14,150        15,353
Station Casinos, Inc. 8.375% 2008                                                                         14,250        15,283
Ameristar Casinos, Inc. 10.75% 2009                                                                       13,750        14,987
Eldorado Resorts LLC 10.50% 2006                                                                          14,250        14,357
Buffets, Inc. 11.25% 2010                                                                                 16,150        14,010
Extended Stay America, Inc. 9.875% 2011                                                                   14,000        13,825
Sbarro, Inc. 11.00% 2009                                                                                  14,000        12,880
Florida Panthers Holdings, Inc. 9.875% 2009                                                               12,250        12,740
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                             9,880         9,386
Mandalay Resort Group 10.25% 2007                                                                          7,500         8,147
Hollywood Casino Corp. 11.25% 2007                                                                         6,190         6,685
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                              7,250         6,452
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                                                5,654         5,711
Starwood Hotels & Resorts Worldwide, Inc.: (4)
 7.375% 2007                                                                                               4,125         4,130
 7.875% 2012                                                                                                 575           576
Hilton Hotels Corp.:
 7.625% 2008                                                                                               2,700         2,764
 7.20% 2009                                                                                                1,060         1,056
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (4)  (6) (7)                                   10,508             1
                                                                                                                       428,125

RETAIL  -  6.22%
J.C. Penney Co., Inc.:
 7.05% 2005                                                                                                5,850         5,967
 6.50% 2007                                                                                                  250           250
 7.60% 2007                                                                                                1,375         1,416
 7.375% 2008                                                                                               7,030         7,135
 8.00% 2010                                                                                               24,000        24,960
 9.00% 2012                                                                                                2,020         2,161
 6.875% 2015                                                                                               7,920         7,326
 7.65% 2016                                                                                                2,000         1,930
 7.95% 2017                                                                                                  950           917
 9.75% 2021 (9)                                                                                            7,366         7,661
 8.25% 2022 (9)                                                                                            5,625         5,372
 7.125% 2023                                                                                                 500           453
 8.125% 2027                                                                                               8,925         8,412
 7.40% 2037                                                                                               10,430        10,691
 7.625% 2097                                                                                               9,875         8,246
Amazon.com, Inc.:
 0%/10.00% 2008 (3)                                                                                        3,975         4,099
 4.75% convertible subordinated debentures 2009                                                           14,000        11,778
 6.875% PEACS convertible subordinated notes 2010                                                   Euro  59,550        56,765
Delhaize America, Inc.:
 7.375% 2006                                                                                         $    26,075        26,466
 8.125% 2011                                                                                              20,145        20,548
 9.00% 2031                                                                                               24,440        24,318
Dillard's, Inc.:
 6.125% 2003                                                                                               5,300         5,353
 6.43% 2004                                                                                                2,950         2,980
 6.69% 2007                                                                                                1,000           985
 6.30% 2008                                                                                                2,950         2,847
 6.625% 2018                                                                                               6,915         6,120
 8.20% 2022   (9)                                                                                          7,500         6,994
 7.875% 2023                                                                                               2,500         2,419
 7.00% 2028                                                                                                8,470         7,411
Dillard Department Stores, Inc. 7.15% 2007                                                                 1,000         1,000
Saks Inc.:
 9.875% 2011                                                                                              16,492        17,378
 7.375% 2019                                                                                              13,550        11,704
Gap, Inc.:
 9.90% 2005                                                                                                1,900         2,107
 6.90% 2007                                                                                               16,180        16,787
 10.55% 2008                                                                                               4,780         5,521
PETCO Animal Supplies, Inc. 10.75% 2011                                                                   10,875        12,126
Rite Aid Corp.:
 6.875% 2013                                                                                               1,600         1,232
 7.70% 2027                                                                                                6,280         4,553
 6.875% 2028 (4)                                                                                           5,975         4,093
Office Depot, Inc. 10.00% 2008                                                                             8,000         9,170
Staples, Inc. 7.375% 2012 (4)                                                                              6,400         7,205
Kmart Corp. Pass-Through Certificates Trust, Series 1995-K2, 9.78% 2020 (6) (9) (10)                      10,312         3,616
DR Securitized Lease Trust, Series 1994-K2, 9.35% 2019 (6) (9)                                             9,665         3,383
ShopKo Stores, Inc. 6.50% 2003                                                                             6,200         6,223
Pathmark Stores, Inc. 8.75% 2012                                                                           6,025         5,814
Kroger Co. 7.25% 2009                                                                                      5,000         5,700
Toys "R" Us, Inc. 7.625% 2011                                                                              2,000         1,978
Great Atlantic & Pacific Tea Co., Inc.:
 9.125% 2011                                                                                                 300           244
 9.375% QUIBS preferred 2039                                                                       18,500 shares           322
                                                                                                                       392,136

DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.03%
Sprint Capital Corp.:
 7.90% 2005                                                                                          $    17,000        17,935
 7.125% 2006                                                                                              30,105        31,460
 6.00% 2007                                                                                               28,060        28,481
 7.625% 2011                                                                                              23,860        24,576
 8.375% 2012                                                                                              14,925        15,970
 6.90% 2019                                                                                               12,332        11,345
Qwest Services Corp.: (4)
 13.00% 2007                                                                                              24,090        25,475
 13.50% 2010                                                                                              19,680        20,861
 14.00% 2014                                                                                               8,097         8,765
Qwest Corp. 8.875% 2012 (4)                                                                                3,600         3,852
VoiceStream Wireless Corp.:
 10.375% 2009                                                                                             21,107        23,428
 0%/11.875% 2009 (3)                                                                                      24,198        23,109
NTL Inc. 19.00% 2010  (2) (4)                                                                             32,936        28,490
Comcast UK Cable Partners Ltd. 11.20% 2007                                                                20,605        15,351
France Telecom:
 8.70% 2006                                                                                               12,000        13,637
 9.25% 2011                                                                                               14,000        16,858
AT&T Corp. 7.80% 2011                                                                                     17,000        18,331
Telewest Communications PLC: (6)
 11.25% 2008                                                                                               9,210         1,796
 9.875% 2010                                                                                              29,883         5,827
 0%/11.375% 2010 (3)                                                                                      12,000         1,860
TeleWest PLC: (6)
 9.625% 2006                                                                                               6,100         1,190
 11.00% 2007                                                                                              18,160         3,541
COLT Telecom Group PLC 12.00% 2006                                                                        16,800        12,684
CFW Communications Co. 13.00% 2010 (6)(7)                                                                 36,800        11,040
TELUS Corp. 7.50% 2007                                                                                     8,250         8,745
PCCW-HKT Capital Ltd. 7.75% 2011 (4)                                                                       4,750         4,992
Broadwing Inc., Series B, 12.50% exchangeable preferred 2009  (1)                                   1,976 shares           183
GT Group Telecom Inc. 0%/13.25% 2010 (3)(6)                                                          $    11,000            55
XO Communications, Inc. 14.00% preferred 2009 (1)  (2)                                                 40 shares             0
                                                                                                                       379,837

OIL & GAS  -  4.12%
Premcor Refining Group Inc.: (4)
 9.25% 2010                                                                                          $    10,050        10,754
 9.50% 2013                                                                                               25,275        27,297
Clark Refining & Marketing, Inc.:
 8.375% 2007                                                                                               1,875         1,884
 8.875% 2007                                                                                              29,140        28,703
 8.625% 2008                                                                                               1,120         1,137
Port Arthur Finance Corp. 12.50% 2009 (9)                                                                  1,990         2,249
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                                      1,750         1,851
 7.625% 2011                                                                                               4,350         4,639
 8.375% 2012                                                                                              22,000        24,029
Western Oil Sands Inc. 8.375% 2012                                                                        27,580        28,821
Pogo Producing Co.:
 8.75% 2007                                                                                               16,500        17,160
 10.375% 2009                                                                                              8,250         8,951
General Maritime Corp. 10.00% 2013  (4)                                                                   21,480        22,017
Valero Energy Corp.:
 6.125% 2007                                                                                               7,225         7,661
 6.875% 2012                                                                                               7,775         8,483
 7.50% 2032                                                                                                4,000         4,318
Teekay Shipping Corp. 8.875% 2011                                                                         16,875        18,162
Overseas Shipholding Group, Inc.:
 8.25% 2013 (4)                                                                                           11,000        11,014
 8.75% 2013                                                                                                7,000         7,040
Petrozuata Finance, Inc.: (9)
 Series B, 8.22% 2017 (4)                                                                                 16,605        11,499
 8.22% 2017                                                                                                5,775         3,999
XTO Energy Inc. 7.50% 2012                                                                                 4,450         4,806
Pemex Project Master Trust, Series A:
 7.875% 2009 (4)                                                                                           1,400         1,545
 8.625% 2022                                                                                                 750           793
 8.625% 2022 (4)                                                                                             420           444
                                                                                                                       259,256

FINANCIALS  -  4.06%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (4)  (5)                       47,080        45,577
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (4)  (5)                 22,020        20,168
Capital One Financial Corp.:
 7.25% 2006                                                                                                9,875         9,631
 8.75% 2007                                                                                               24,415        24,441
Capital One Bank 6.875% 2006                                                                               2,000         2,010
Household Finance Corp.:
 5.75% 2007                                                                                               20,000        21,548
 6.40% 2008                                                                                               11,000        12,254
MBNA Corp.:
 5.625% 2007                                                                                              10,000        10,376
 Series F, 7.50% 2012                                                                                      7,500         8,286
 MBNA Capital A, Series A, 8.278% 2026                                                                     7,500         7,475
Sanwa Bank, Ltd. 7.40% 2011                                                                               12,500        12,858
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (undated) (4)  (5)               13,500        12,743
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                                   9,750        11,292
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (4) (5)                             8,480         8,878
CIT Group Inc. 6.875% 2009                                                                                12,500        13,545
Providian Financial Corp. 9.525% 2027 (4)   (10)                                                          15,000        11,025
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                     195,300 shares        11,005
Superior Financial Corp. 8.65% 2003 (4)                                                              $     6,000         6,000
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                           4,500         4,646
Advanta Capital Trust I, Series B, 8.99% 2026                                                              4,500         2,151
                                                                                                                       255,909

UTILITIES  -  2.99%
Southern California Edison 8.00% 2007  (4)                                                                30,725        33,029
Edison Mission Energy:
 10.00% 2008                                                                                               7,000         5,425
 7.73% 2009                                                                                               17,875        12,959
 9.875% 2011                                                                                              17,875        13,496
Edison International 6.875% 2004                                                                          20,000        20,100
Mission Energy Holding Co. 13.50% 2008                                                                    37,475        13,866
Homer City Funding LLC 8.734% 2026 (9)                                                                     6,300         6,095
AES Corp.:
 10.00% 2005 (4)                                                                                           4,500         4,590
 9.50% 2009                                                                                               28,000        24,150
 9.375% 2010                                                                                               6,800         5,746
AES Drax Holdings Ltd., Series B, 10.41% 2020 (9)                                                         22,975        13,440
AES Trust VII 6.00% convertible preferred 2008                                                    264,925 shares         6,623
TNP Enterprises, Inc., Series B, 10.25% 2010                                                         $     8,500         8,755
Duke Capital Corp. 7.50% 2009                                                                              7,500         7,759
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                                        2,800         2,941
Williams Companies, Inc. 8.125% 2012 (4)                                                                   1,750         1,540
Williams Holdings of Delaware, Inc. 6.25% 2006                                                             1,250         1,131
El Paso Corp. 7.875% 2012 (4)                                                                              3,000         2,475
Israel Electric Corp. Ltd. 7.75% 2027 (4)                                                                  2,550         2,280
Cilcorp Inc. 9.375% 2029                                                                                   1,000         1,333
Oncor Electric Delivery Co. 6.375% 2012                                                                      670           742
                                                                                                                       188,475

COMMERCIAL SERVICES & SUPPLIES  -  2.90%
Allied Waste North America, Inc.:
 7.625% 2006                                                                                               7,000         7,131
 8.50% 2008                                                                                               18,000        19,013
 Series B, 8.875% 2008                                                                                    11,250        11,967
 10.00% 2009                                                                                              48,225        50,275
Cendant Corp.:
 6.875% 2006                                                                                               1,530         1,642
 6.25% 2008                                                                                               19,500        20,138
 7.375% 2013                                                                                              12,500        13,057
 7.125% 2015                                                                                               7,500         7,609
PHH Corp. 7.125% 2013                                                                                      5,000         5,036
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                   15,325        15,019
WMX Technologies, Inc.:
 6.375% 2003                                                                                               3,500         3,570
 7.10% 2026                                                                                                2,150         2,261
Waste Management, Inc.:
 6.875% 2009                                                                                               1,500         1,670
 7.375% 2010                                                                                               3,000         3,392
Iron Mountain Inc.:
 Pierce Leahy Command Co. 8.125% 2008                                                                        875           914
 8.75% 2009                                                                                                5,370         5,665
 8.625% 2013                                                                                               2,000         2,170
Synagro Technologies, Inc. 9.50% 2009                                                                      4,000         4,300
Stericycle, Inc., Series B, 12.375% 2009                                                                   3,407         3,969
Protection One Alarm Monitoring, Inc. 13.625% 2005 (5)                                                     3,543         3,543
Safety-Kleen Services, Inc. 9.25% 2008 (6) (7)                                                             7,000           140
                                                                                                                       182,481

CONSUMER DURABLES  -  2.75%
Levi Strauss & Co.:
 11.625% 2008                                                                                          Euro 3,316      3,305
 11.625% 2008                                                                                        $     2,400         2,280
 12.25% 2012 (4)                                                                                          27,765        26,446
Lennar Corp.:
 7.625% 2009                                                                                               7,000         7,999
 9.95% 2010                                                                                               11,569        13,460
Beazer Homes USA, Inc.:
 8.875% 2008                                                                                               1,750         1,836
 8.625% 2011                                                                                               1,000         1,050
 8.375% 2012                                                                                              13,750        14,472
Ryland Group, Inc.:
 8.25% 2008                                                                                                5,000         5,144
 9.75% 2010                                                                                                9,825        11,053
 9.125% 2011                                                                                               1,000         1,098
MDC Holdings, Inc. 7.00% 2012                                                                             15,900        16,655
Toll Corp.:
 8.00% 2009                                                                                                  251           261
 8.125% 2009                                                                                               1,749         1,819
 8.25% 2011                                                                                                3,250         3,413
 8.25% 2011                                                                                                2,250         2,363
 6.875% 2012 (4)                                                                                           7,500         7,965
K. Hovnanian Enterprises, Inc.:
 10.50% 2007                                                                                               5,000         5,613
 8.875% 2012                                                                                               9,100         9,191
WCI Communities, Inc. 10.625% 2011                                                                        12,550        12,864
Boyds Collection, Ltd., Series B, 9.00% 2008                                                               9,775         9,677
D.R. Horton, Inc. 9.75% 2010                                                                               3,000         3,263
Schuler Homes 9.00% 2008                                                                                   3,000         3,143
Salton/Maxim Housewares, Inc. 10.75% 2005                                                                  4,300         4,311
Salton, Inc. 12.25% 2008                                                                                   1,700         1,717
Pulte Homes, Inc. 7.875% 2032                                                                              2,430         2,608
                                                                                                                       173,006

AUTOMOBILES & COMPONENTS  -  2.65%
Ford Motor Credit Co.:
 6.875% 2006                                                                                              27,500        27,041
 6.50% 2007                                                                                               25,000        24,117
 7.25% 2011                                                                                               10,000         9,192
 7.375% 2011                                                                                               5,000         4,666
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                 154,600 shares         5,510
General Motors Acceptance Corp.:
 6.125% 2006                                                                                         $     5,000         5,123
 6.125% 2007                                                                                              11,000        11,291
 6.15% 2007                                                                                               10,000        10,242
 6.875% 2012                                                                                              20,000        19,767
TRW Automotive Acquisition Corp.: (4)
 9.375% 2013                                                                                              15,975        16,055
 11.00% 2013                                                                                               3,145         3,153
ArvinMeritor, Inc.:
 6.625% 2007                                                                                                 750           739
 8.75% 2012                                                                                                7,625         7,816
Meritor Automotive, Inc. 6.80% 2009                                                                        2,200         2,145
Stoneridge, Inc. 11.50% 2012                                                                               9,825        10,022
Tenneco Automotive Inc., Series B, 11.625% 2009                                                            7,000         5,373
Dura Operating Corp., Series B, 8.625% 2012                                                                4,625         4,417
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (6) (7)                                                 9,650           121
                                                                                                                       166,790

CAPITAL GOODS  -  2.59%
Tyco International Group SA:
 5.875% 2004                                                                                               6,750         6,716
 6.375% 2005                                                                                               9,900         9,851
 6.125% 2008                                                                                              12,955        12,242
 6.375% 2011                                                                                              11,500        10,810
Technical Olympic USA, Inc.:
 9.00% 2010 (4)                                                                                           13,750        13,681
 9.00% 2010                                                                                                5,650         5,622
 10.375% 2012                                                                                             20,500        20,193
Terex Corp.:
 8.875% 2008                                                                                               2,000         1,975
 9.25% 2011                                                                                               21,550        21,442
 Class B, 10.375% 2011                                                                                     9,300         9,672
American Standard Inc.:
 7.375% 2008                                                                                               4,450         4,806
 8.25% 2009                                                                                                2,250         2,472
 7.625% 2010                                                                                               8,850         9,691
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (4)                               180,000 shares         7,684
Cummins Inc. 9.50% 2010 (4)                                                                          $     2,750         2,846
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed                                 351,648 shares         9,231
perpetual preferred capital securities (4)
AGCO Corp. 9.50% 2008                                                                                $     5,250         5,709
Nortek Holdings Inc. 9.125% 2007                                                                           4,000         4,150
Nortek Inc. 9.25% 2007                                                                                     1,000         1,040
NMHG Holding Co. 10.00% 2009                                                                               2,000         2,140
DigitalGlobe, Inc., Series B, 7.00% convertible preferred 2009   (1) (2) (4) (7)                  924,996 shares           938
                                                                                                                       162,911


FOOD & BEVERAGES  -  1.32%
Burns Philp Capital Pty Ltd.: (4)
 10.75% 2011                                                                                         $     7,000         7,105
 9.75% 2012                                                                                               26,175        23,688
Del Monte Corp. 8.625% 2012 (4)                                                                           13,525        14,404
Constellation Brands, Inc. 8.125% 2012                                                                    10,700        11,128
Canandaigua Brands, Inc. 8.50% 2009                                                                        1,300         1,378
Fage Dairy Industry SA 9.00% 2007                                                                         10,000         9,750
Dole Foods Co. 8.875% 2011 (4)                                                                             5,210         5,444
Cott Beverages Inc. 8.00% 2011                                                                             4,650         4,952
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                                                     4,872         2,241
 Series D, 9.875% 2007                                                                                     4,028         1,853
Smithfield Foods, Inc., Series A, 8.00% 2009                                                               1,000         1,025
                                                                                                                        82,968


REAL ESTATE  -  0.84%
HMH Properties, Inc.:
 Series A, 7.875% 2005                                                                                    12,250        12,066
 Series B, 7.875% 2008                                                                                     1,350         1,276
Host Marriott, LP:
 Series E, 8.375% 2006                                                                                     6,450         6,337
 Series G, 9.25% 2007                                                                                      2,150         2,150
 Series I, 9.50% 2007                                                                                      3,550         3,554
Rouse Co. 7.20% 2012                                                                                       9,500        10,102
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                        200,000 shares         9,580
MeriStar Hospitality Operating Partnership, MeriStar Hospitality Finance:
 Corp. II 10.50% 2009                                                                                $     2,250         2,025
 Corp. III 9.125% 2011                                                                                     5,125         4,331
Felcor Lodging LP:
 9.50% 2008                                                                                                1,500         1,380
 8.50% 2011                                                                                                  500           439
                                                                                                                        53,240

HEALTH CARE PROVIDERS & SERVICES  -  0.72%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                               13,250        14,035
 7.00% 2007                                                                                                5,255         5,653
 10.75% 2009                                                                                              11,750        12,808
Omnicare, Inc. 5.00% convertible debentures 2007                                                          10,000        10,038
Integrated Health Services, Inc.:  (6) (7)
 10.25% 2006 (5)                                                                                          11,250           253
 Series A, 9.50% 2007                                                                                     37,500           844
 Series A, 9.25% 2008                                                                                     46,250         1,041
Concentra Operating Corp., Series A, 13.00% 2009                                                           1,000         1,085
                                                                                                                        45,757


TRANSPORTATION  -  0.53%
Northwest Airlines, Inc.:
 8.52% 2004                                                                                                3,625         2,556
 7.625% 2005                                                                                               3,750         2,119
 8.875% 2006                                                                                               8,475         4,365
 9.875% 2007                                                                                              11,500         5,980
TFM, SA de CV:
 10.25% 2007                                                                                                 435           393
 11.75% 2009                                                                                               5,255         4,848
 12.50% 2012                                                                                               2,310         2,241
Kansas City Southern Railway Co. 7.50% 2009                                                                4,250         4,548
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (9)                                      3,227         2,670
International Shipholding Corp., Series B, 7.75% 2007                                                      1,950         1,667
Delta Air Lines, Inc. 9.75% 2021                                                                           2,200         1,012
USAir, Inc., Pass Through Trust, Series 1993-A3, 10.375% 2013 (6)                                          3,150           788
United Air Lines, Inc.: (6)
 9.00% 2003                                                                                                3,000           131
 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (9)                                              1,907           191
                                                                                                                        33,509

OTHER  -  0.57%
Elan Finance Corp. Ltd. 0% convertible notes 2018                                                         20,325         9,858
Playtex Products, Inc. 9.375% 2011                                                                         5,750         6,268
Prudential Holdings, LLC, Series C, 8.695% 2023 (4)  (9)                                                   5,000         6,044
Electronic Data Systems Corp. 6.85% 2004                                                                   5,000         5,165
CNA Financial Corp. 7.25% 2023                                                                             5,000         4,412
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class E, 7.624% 2029 (9)                        2,500         2,469
Computer Associates International Inc. 6.25% 2003                                                          1,000         1,005
Exodus Communications, Inc. 11.625% 2010 (6)                                                               4,195           210
                                                                                                                        35,431

GOVERNMENT OBLIGATIONS
ASSET-BACKED OBLIGATIONS  -  0.61%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, 10.421% 2007 (4)  (9)            9,500         9,867
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008 (9)                                            6,780         7,817
California Infrastructure and Economic Development Bank, Special Purpose                                   6,350         6,929
Trust SCE-1, Series 1997-1, Class A-6, 6.38% 2008 (9)
Residential Reinsurance 2002 Ltd. 6.239% 2005 (4)(5)                                                       5,000         5,050
Mediterranean Re PLC 7.19% 2005 (4)(5)                                                                     5,000         5,000
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011 (9)                                   3,500         3,904
                                                                                                                        38,567

NON-U.S. GOVERNMENT OBLIGATIONS  -  2.15%
United Mexican States Government:
 Eurobonds, Global 8.625% 2008                                                                             6,780         7,983
 Series M10, 10.50% 2011                                                                       MXP        12,320         1,196
 Eurobonds, Global 6.375% 2013                                                                       $     4,000         4,010
 Global 11.375% 2016                                                                                       5,251         7,228
 Global 8.125% 2019                                                                                        1,695         1,827
 Eurobonds, Global 8.30% 2031                                                                              3,020         3,254
Russian Federation:
 12.75% 2028                                                                                               5,251         7,444
 5.00% 2030 (5)                                                                                           20,365        17,768
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (5)                                                                    5,569         4,971
 10.75% 2020                                                                                                 415           482
 9.375% 2023                                                                                              12,210        12,882
 8.875% 2027                                                                                               2,000         2,055
Brazil (Federal Republic of):
 Bearer 8.00% 2014 (2)                                                                                     8,265         6,571
 8.875% 2024                                                                                               1,895         1,232
 11.00% 2040                                                                                               5,110         3,871
Peru (Republic of):
 9.125% 2012                                                                                               4,909         5,191
 9.875% 2015                                                                                               4,500         4,860
 Past Due Interest Eurobond 5.00% 2017 (5)                                                                   418           355
Dominican Republic:
 9.50% 2006 (4)                                                                                            2,130         2,276
 9.50% 2006                                                                                                  250           267
 9.04% 2013 (4)                                                                                            6,095         6,019
 2.313% 2024 (5)                                                                                             500           398
Colombia (Republic of):
 10.75% 2013                                                                                               3,800         4,028
 10.375% 2033                                                                                                700           691
State of Qatar 9.75% 2030                                                                                  3,500         4,454
Banque Centrale de Tunisie 7.375% 2012                                                                     3,500         3,771
Turkey (Republic of) 12.375% 2009                                                                          1,925         1,814
Turkish Treasury Bill:
 0% 2003                                                                                       TRZ     2,284,750           954
 0% 2004                                                                                               1,999,745           770
Bulgaria (Republic of) 8.25% 2015                                                                    $     3,060         3,448
El Salvador (Republic of) 7.75% 2023 (4)                                                                   2,775         2,956
Hungarian Government 6.25% 2007                                                                HUF       500,000         2,171
Venezuela (Republic of):
 Eurobond 2.313% 2007 (5)                                                                             $      595           416
 9.25% 2027                                                                                                2,130         1,283
Argentina (Republic of):  (11)
 Series E, 0% 2003                                                                                         1,500           338
 7.00%/15.50% 2008 (3)                                                                                     1,500           364
 11.75% 2009                                                                                                  75            19
 11.375% 2017                                                                                                 80            21
 12.25% 2018 (2)                                                                                           2,860           586
 12.00% 2031 (2)                                                                                           1,533           303
Philippines (Republic of):
 9.875% 2019                                                                                                 500           484
 10.625% 2025                                                                                                945           945
Guatemala (Republic of) 10.25% 2011 (4)                                                                    1,000         1,135
Jamaican Government 10.625% 2017                                                                           1,170         1,021
Central Bank of Nigeria, Series WRN, 0% 2020 (7)                                                               1
                                                                                                                       134,112

U.S. TREASURY NOTES & BONDS  -  1.98%
7.50% February 2005                                                                                        6,000         6,670
5.75% November 2005                                                                                       14,000        15,415
6.625% May 2007                                                                                           25,000        29,043
3.25% August 2007                                                                                          5,000         5,137
4.75% November 2008                                                                                       10,000        10,898
7.50% November 2016 (10)                                                                                  12,000        15,763
7.875% February 2021                                                                                       4,000         5,494
5.25% February 2029                                                                                       35,000        36,526
                                                                                                                       124,946

Federal agency notes and pass-through securities  -  0.48%
Freddie Mac 4.25% 2005                                                                                    20,000        21,086
Government National Mortgage Assn. 9.00% 2027 (9)                                                          8,188         9,207
                                                                                                                        30,293

Equity-related securities
Common stocks & warrants  -  1.01%
SpectraSite, Inc.  (1) (4) (7) (12)                                                             1,270,664 shares        33,482
Nextel Communications, Inc., Class A  (1) (4)                                                            813,418        10,892
ZiLOG, Inc.  (1) (12)                                                                                  3,315,000         6,299
ZiLOG, Inc. - MOD III Inc. (1) (7) (12)                                                              3,315 units         1,776
Equity Office Properties Trust                                                                     15,000 shares         3,818
Viacom Inc., Class B, nonvoting  (1)                                                                      63,225         2,309
Clear Channel Communications, Inc.  (1)                                                                   51,012         1,730
Clarent Hospital Corp.  (1) (12)                                                                         539,432           944
Radio One, Inc., Class D, nonvoting  (1)                                                                  44,000           583
Radio One, Inc., Class A  (1)                                                                             22,000           291
VersaTel Telecom International NV  (1)                                                                   779,280           552
ACME Communications, Inc.  (1)                                                                            85,400           551
Nortel Inversora SA, Class A, preferred (ADR)  (1) (4) (7)                                               675,397           338
NTL Inc.  (1) (4) (7)                                                                                     29,500           222
Netia Holdings SA, Class H  (1)                                                                          327,966           201
Rural Cellular Corp., Class A  (1)                                                                       100,000            90
Allegiance Telecom, Inc., warrants, expire 2008  (1) (4) (7)                                               5,000             2
KMC Telecom Holdings, Inc., warrants, expire 2008  (1)  (4)                                               22,500             0
Protection One, Inc., warrants, expire 2005  (1) (4) (7)                                                  30,400             0
GT Group Telecom Inc., warrants, expire 2010  (1) (4) (7)                                                 11,000             0
                                                                                                                        64,080

Miscellaneous  -  0.00%
Investment securities in initial period of acquisition                                                                      74

Total bonds, notes & equity securities (cost: $5,995,948,000)                                                        5,770,724



                                                                                                       Principal        Market
                                                                                                          amount         value
Short-term securities                                                                                       (000)         (000)

Corporate short-term notes  -  4.58%
Receivables Capital Corp.: (4)
  1.20% due 4/21/2003                                                                                $    20,650    $   20,635
  1.21% due 5/19/2003                                                                                     40,000        39,934
General Electric Capital Corp. 1.40% due 4/1/2003                                                         35,000        34,999
Executive Jet Inc.:  (4)
  1.22% due 5/12/2003                                                                                      6,200         6,191
  1.20% due 5/13/2003                                                                                     23,000        22,967
Kraft Foods Inc.: (7)
  1.25% due 5/8/2003                                                                                      16,000        15,809
  1.19% due 5/30/2003                                                                                     13,000        12,756
Triple-A One Funding Corp.:  (4)
  1.30% due 4/4/2003                                                                                      24,000        23,996
  1.25% due 5/22/2003                                                                                      2,612         2,607
Pfizer Inc 1.24% due 4/22/2003 (4)                                                                        25,000        24,981
Preferred Receivables Funding Corp.: (4)
  1.25% due 5/1/2003                                                                                      15,000        14,984
  1.25% due 5/2/2003                                                                                       7,430         7,422
Corporate Asset Funding Co. Inc. 1.26% due 4/2/2003 (4)                                                   21,303        21,301
General Dynamics Corp. 1.25% due 5/1/2003 (4)                                                              9,500         9,490
Harley-Davidson Funding Corp. 1.24% due 4/17/2003 (4)                                                      8,694         8,689
Medtronic Inc. 1.235% due 4/7/2003 (4)                                                                     8,500         8,498
Wells Fargo & Co. 1.19% due 4/29/2003                                                                      7,700         7,693
Verizon Network Funding Corp. 1.23% due 5/16/2003                                                          5,300         5,292
                                                                                                                       288,244

Federal agency discount notes  -  1.58%
Fannie Mae:
  1.225% due 4/11/2003                                                                                    38,500        38,486
  1.195% due 5/7/2003                                                                                     30,000        29,963
  1.20% due 7/16/2003                                                                                      6,100         6,079
Federal Home Loan Bank 1.17% due 4/11/2003                                                                17,200        17,194
Freddie Mac 1.25% due 4/10/2003  (10)                                                                      7,800         7,797
                                                                                                                        99,519

Total short-term securities (cost: $388,151,000)                                                                       387,763

Total investment securities (cost: $6,384,099,000)                                                                   6,158,487
Other assets less liabilities                                                                                          137,709

Net assets                                                                                                          $6,296,196

(1) Security did not produce income during the last 12 months.
(2) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(3) Step bond; coupon rate will increase at a later date.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Coupon rate may change periodically.
(6) Company not making scheduled interest payments; bankruptcy proceedings pending.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(9) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(10) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(11) Scheduled interest payments not made; reorganization pending.
(12) The fund owns 5.39%, 11.08% and 8.83% of the outstanding voting securities of SpectraSite, Inc., ZiLOG, Inc. and Clarent
     Hospital Corp., respectively, and thus is considered an affiliate of these companies under the Investment Company Act of 1940.

ADR = American Depositary Receipts

See Notes to Financial Statements

FINANCIAL STATEMENTS

Statement of assets and liabilities                                                                                  unaudited
at March 31, 2003                                                        (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $6,271,409)                                                  $6,115,987
  Affiliated issuers (cost: $112,690)                                                          42,500               $6,158,487
 Receivables for:
  Sales of investments                                                                         28,228
  Sales of fund's shares                                                                       60,900
  Dividends and interest                                                                      113,292                  202,420
                                                                                                                     6,360,907
Liabilities:
 Payables for:
  Purchases of investments                                                                     32,319
  Repurchases of fund's shares                                                                 12,673
  Dividends on fund's shares                                                                   15,228
  Open forward currency contracts                                                                 194
  Investment advisory services                                                                  2,137
  Services provided by affiliates                                                               2,028
  Deferred Trustees' compensation                                                                  49
  Other fees and expenses                                                                          83                   64,711
Net assets at March 31, 2003                                                                                        $6,296,196

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                   $7,161,723
 Distributions in excess of net investment income                                                                      (17,046)
 Accumulated net realized loss                                                                                        (622,697)
 Net unrealized depreciation                                                                                          (225,784)
Net assets at March 31, 2003                                                                                        $6,296,196


Shares of beneficial interest issued and outstanding - unlimited shares authorized

                                                                                               Shares          Net asset value
                                                                  Net assets              outstanding             per share (1)

Class A                                                           $4,782,707                  440,438                   $10.86
Class B                                                              508,031                   46,784                    10.86
Class C                                                              507,861                   46,769                    10.86
Class F                                                              389,374                   35,857                    10.86
Class 529-A                                                           16,174                    1,489                    10.86
Class 529-B                                                            3,790                      349                    10.86
Class 529-C                                                            9,201                      847                    10.86
Class 529-E                                                              866                       80                    10.86
Class 529-F                                                              324                       30                    10.86
Class R-1                                                                337                       31                    10.86
Class R-2                                                              4,958                      457                    10.86
Class R-3                                                              5,171                      476                    10.86
Class R-4                                                                979                       90                    10.86
Class R-5                                                             66,423                    6,117                    10.86

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $11.28 for each.

See Notes to Financial Statements



Statement of operations                                                                                            unaudited
for the six months ended March 31, 2003                                                                (dollars in thousands)
Investment income:
 Income:
  Interest                                                                                 $247,172
  Dividends                                                                                   6,472                 $253,644

 Fees and expenses:
  Investment advisory services                                                               10,495
  Distribution services                                                                       8,502
  Transfer agent services                                                                     1,985
  Administrative services                                                                       649
  Reports to shareholders                                                                       100
  Registration statement and prospectus                                                         253
  Postage, stationery and supplies                                                              172
  Trustees' compensation                                                                         17
  Auditing and legal                                                                             63
  Custodian                                                                                      60
  State and local taxes                                                                          66
  Total expenses before reimbursement                                                        22,362
   Reimbursement of expenses                                                                     14                   22,348
 Net investment income                                                                                               231,296

Net realized loss and unrealized
 appreciation on investments and non-U.S. currency:
 Net realized loss on:
  Investments                                                                              (225,826)
  Non-U.S. currency transactions                                                             (1,560)                (227,386)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                               832,454
  Non-U.S. currency translations                                                                (47)                 832,407
   Net realized loss and unrealized appreciation
    on investments and non-U.S. currency                                                                             605,021
Net increase in net assets resulting
 from operations                                                                                                    $836,317


See Notes to Financial Statements





Statement of changes in net assets
                                                                                                       (dollars in thousands)

                                                                                   Six months ended               Year ended
                                                                                    March 31, 2003*       September 30, 2002
Operations:
 Net investment income                                                                     $231,296                 $384,478
 Net realized loss on investments and
  non-U.S. currency transactions                                                           (227,386)                (244,307)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                         832,407                 (457,752)
  Net increase (decrease) in net assets
   resulting from operations                                                                836,317                 (317,581)

Dividends paid to shareholders from net investment income                                  (234,436)                (373,620)

Capital share transactions                                                                1,599,760                1,650,268

Total increase in net assets                                                              2,201,641                  959,067

Net assets:
 Beginning of period                                                                      4,094,555                3,135,488
 End of period (including distributions in excess of
  net investment income: $17,046 and $13,906, respectively)                              $6,296,196               $4,094,555

*Unaudited

See Notes to Financial Statements


Notes to financial statements                                       unaudited

1. Organization and significant accounting policies

Organization - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales         Contingent deferred sales         Conversion feature
                           charge             charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes  B and 529-B          None              Declines from 5%               Classes B and 529-B
                                                       to zero                       convert to
                                                for redemptions within           classes A and 529-A,
                                                    six years of                 respectively, after
                                                     purchase                        eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2003, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $6,392,814,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)

Undistributed net investment income and currency gains         $5,368
Accumulated short-term capital losses                        (328,115)
Accumulated long-term capital losses                         (287,771)
Gross unrealized appreciation on investment securities        446,933
Gross unrealized depreciation on investment securities       (681,260)

Accumulated short-term capital losses above include capital loss carryforwards of $9,548,000 and $167,849,000 expiring in 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Share class(1)
                                              Distributions from             Distributions from           Total
                                                ordinary income                       long-term   distributions
                                       Net investment                             capital gains            paid
                                           income and         Short-term
                                       currency gains      capital gains
Six months ended March 31, 2003
Class A                                     $ 186,575                  -                      -       $ 186,575
Class B                                        16,391                  -                      -          16,391
Class C                                        15,282                  -                      -          15,282
Class F                                        12,350                  -                      -          12,350
Class 529-A                                       516                  -                      -             516
Class 529-B                                       102                  -                      -             102
Class 529-C                                       272                  -                      -             272
Class 529-E                                        26                  -                      -              26
Class 529-F                                         6                  -                      -               6
Class R-1                                           4                  -                      -               4
Class R-2                                          91                  -                      -              91
Class R-3                                         105                  -                      -             105
Class R-4                                          22                  -                      -              22
Class R-5                                       2,694                  -                      -           2,694
Total                                       $ 234,436                  -                      -       $ 234,436


                                                 Distributions from          Distributions from           Total
                                                    ordinary income                   long-term   distributions
                                       Net investment                             capital gains            paid
                                           income and         Short-term
                                       currency gains      capital gains
Year ended September 30, 2002
Class A                                     $ 326,106                  -                      -       $ 326,106
Class B                                        20,684                  -                      -          20,684
Class C                                        15,421                  -                      -          15,421
Class F                                         9,747                  -                      -           9,747
Class 529-A                                       246                  -                      -             246
Class 529-B                                        46                  -                      -              46
Class 529-C                                       134                  -                      -             134
Class 529-E                                         9                  -                      -               9
Class 529-F                                        -*                  -                      -              -*
Class R-1                                          -*                  -                      -              -*
Class R-2                                           3                  -                      -               3
Class R-3                                           5                  -                      -               5
Class R-4                                          -*                  -                      -              -*
Class R-5                                       1,219                  -                      -           1,219
Total                                       $ 373,620                  -                      -       $ 373,620

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.


4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross investment income and decreasing to 2.00% on such income in excess of $25,000,000. For the six months ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.421% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended March 31, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A          $4,427           $1,794        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           1,882             191         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           1,783          Included            $267                 $61            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            333           Included             200                  40            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          17            Included              8                   1                   $6
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          12            Included              2                   1                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          32            Included              5                   2                    3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           1            Included              -*                  -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          -*            Included              -*                  -*                  -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           -*            Included              -*                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2            8            Included              2                   12            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3            6            Included              2                   5             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4            1            Included              -*                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              28                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $8,502           $1,985             $514                $125                 $10
----------------===============================================================================================
*Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                   Reinvestments
                                              Sales(2)              of dividends          Repurchases(2)           Net increase
Share class(1)                            Amount    Shares         Amount Shares         Amount    Shares        Amount    Shares
Six months ended March 31, 2003
Class A                               $1,318,457   127,459      $ 136,761 13,225     $ (472,132)  (46,129)    $ 983,086    94,555
Class B                                  184,907    17,799         10,483  1,012        (26,224)   (2,552)      169,166    16,259
Class C                                  223,605    21,528         10,445  1,007        (30,189)   (2,951)      203,861    19,584
Class F                                  293,084    28,535          7,580    730        (99,266)   (9,581)      201,398    19,684
Class 529-A                                7,249       701            514     49           (263)      (26)        7,500       724
Class 529-B                                1,941       187            101     10            (25)       (3)        2,017       194
Class 529-C                                4,129       400            272     26           (233)      (23)        4,168       403
Class 529-E                                  464        46             26      2             (7)       (1)          483        47
Class 529-F                                  301        29              6      1              -         -           307        30
Class R-1                                    315        30              4     -*             (7)       (1)          312        29
Class R-2                                  4,660       452             88      8           (343)      (33)        4,405       427
Class R-3                                  4,632       445            103     10           (355)      (34)        4,380       421
Class R-4                                    999        99             22      2           (118)      (12)          903        89
Class R-5                                 19,054     1,856          1,549    150         (2,829)     (273)       17,774     1,733
Total net increase(decrease) in fund  $2,063,797   199,566      $ 167,954 16,232     $ (631,991)  (61,619)  $ 1,599,760   154,179


                                                                   Reinvestments
Share class(1)                                Sales(2)              of dividends          Repurchases(2)           Net increase
                                          Amount    Shares         Amount Shares         Amount    Shares        Amount    Shares
Year ended September 30, 2002
Class A                               $1,565,510   142,047      $ 232,348 21,359     $ (841,488)  (78,010)    $ 956,370    85,396
Class B                                  246,129    22,036         12,690  1,187        (37,615)   (3,590)      221,204    19,633
Class C                                  298,982    26,749         10,115    958        (46,447)   (4,456)      262,650    23,251
Class F                                  205,334    18,636          7,125    673        (64,350)   (6,023)      148,109    13,286
Class 529-A                                8,109       752            240     24           (109)      (11)        8,240       765
Class 529-B                                1,618       151             45      4             (2)       -*         1,661       155
Class 529-C                                4,791       444            130     13           (130)      (13)        4,791       444
Class 529-E                                  342        32              9      1             (5)       -*           346        33
Class 529-F                                    3        -*             -*     -*              -         -             3        -*
Class R-1                                     16         2             -*     -*              -         -            16         2
Class R-2                                    328        33              3     -*            (34)       (3)          297        30
Class R-3                                    544        56              4      1            (20)       (2)          528        55
Class R-4                                     13         1             -*     -*              -         -            13         1
Class R-5                                 45,966     4,376            845     86           (771)      (78)       46,040     4,384
Total net increase(decrease) in fund  $2,377,685   215,315      $ 263,554 24,306     $ (990,971)  (92,186)  $ 1,650,268   147,435

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of March 31, 2003, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                                      U.S. valuations at March 31, 2003
                                                        Contract amount                                      Unrealized
                                                      Non-U.S.        U.S.             Amount              depreciation
                                                         (000)       (000)              (000)                     (000)
Sales:
  Euros expiring 5/5 to 6/17/2003                  Euro 15,262     $16,399            $16,593                     $(194)


7. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2003, the total value of restricted securities was $1,170,067,000, which represents 18.58% of the net assets of the fund.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,003,525,000 and $640,431,000, respectively, during the six months ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2003, the custodian fee of $60,000 includes $45,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                      Income (loss) from investment operations
                                                                             Net
                                         Net asset                  gains(losses)
                                            value,           Net   on securities   Total from
                                         beginning    investment  (both realized   investment
                                         of period        income  and unrealized)  operations
Class A:
 Six months ended 3/31/2003 (2)              $9.62         $0.48           $1.25        $1.73
 Year ended 9/30/2002                        11.27          1.08           (1.65)        (.57)
 Year ended 9/30/2001                        12.93          1.20           (1.61)        (.41)
 Year ended 9/30/2000                        13.52          1.18            (.48)         .70
 Year ended 9/30/1999                        13.75          1.28            (.17)        1.11
 Year ended 9/30/1998                        15.69          1.30           (1.60)        (.30)
Class B:
 Six months ended 3/31/2003 (2)               9.62           .44            1.25         1.69
 Year ended 9/30/2002                        11.27          1.00           (1.65)        (.65)
 Year ended 9/30/2001                        12.93          1.10           (1.61)        (.51)
 Period from 3/15/2000 to 9/30/2000          13.57           .52            (.53)        (.01)
Class C:
 Six months ended 3/31/2003 (2)               9.62           .44            1.25         1.69
 Year ended 9/30/2002                        11.27           .99           (1.65)        (.66)
 Period from 3/15/2001 to 9/30/2001          12.48           .53           (1.15)        (.62)
Class F:
 Six months ended 3/31/2003 (2)               9.62           .48            1.25         1.73
 Year ended 9/30/2002                        11.27          1.07           (1.65)        (.58)
 Period from 3/15/2001 to 9/30/2001          12.48           .57           (1.15)        (.58)
Class 529-A:
 Six months ended 3/31/2003 (2)               9.62           .47            1.25         1.72
 Period from 2/19/2002 to 9/30/2002          11.37           .65           (1.76)       (1.11)
Class 529-B:
 Six months ended 3/31/2003 (2)               9.62           .43            1.25         1.68
 Period from 2/25/2002 to 9/30/2002          11.23           .59           (1.63)       (1.04)
Class 529-C:
 Six months ended 3/31/2003 (2)               9.62           .43            1.25         1.68
 Period from 2/19/2002 to 9/30/2002          11.37           .60           (1.76)       (1.16)
Class 529-E:
 Six months ended 3/31/2003 (2)               9.62           .46            1.25         1.71
 Period from 3/15/2002 to 9/30/2002          11.57           .57           (1.96)       (1.39)
Class 529-F:
 Six months ended 3/31/2003 (2)               9.62           .47            1.25         1.72
 Period from 9/16/2002 to 9/30/2002           9.88           .08            (.30)        (.22)
Class R-1:
 Six months ended 3/31/2003 (2)               9.62           .44            1.25         1.69
 Period from 7/11/2002 to 9/30/2002          10.00           .23            (.40)        (.17)
Class R-2:
 Six months ended 3/31/2003 (2)               9.62           .44            1.25         1.69
 Period from 6/18/2002 to 9/30/2002          10.76           .31           (1.18)        (.87)
Class R-3:
 Six months ended 3/31/2003 (2)               9.62           .46            1.25         1.71
 Period from 6/21/2002 to 9/30/2002          10.60           .31           (1.01)        (.70)
Class R-4:
 Six months ended 3/31/2003 (2)               9.62           .48            1.25         1.73
 Period from 7/19/2002 to 9/30/2002           9.97           .22            (.38)        (.16)
Class R-5:
 Six months ended 3/31/2003 (2)               9.62           .49            1.25         1.74
 Period from 5/15/2002 to 9/30/2002          11.30           .42           (1.70)       (1.28)

                                                Dividends and distributions
                                          Dividends
                                          (from net  Distributions           Total    Net asset               Net assets,
                                         investment  (from capital   dividends and   value, end     Total   end of period
                                             income)         gains)  distributions    of period  return(4)   (in millions)

Class A:
 Six months ended 3/31/2003 (2)               $(.49)            $-           $(.49)      $10.86    18.37%          $4,783
 Year ended 9/30/2002                         (1.08)             -           (1.08)        9.62     (5.88)          3,327
 Year ended 9/30/2001                         (1.25)             -           (1.25)       11.27     (3.44)          2,936
 Year ended 9/30/2000                         (1.29)             -           (1.29)       12.93      5.29           2,788
 Year ended 9/30/1999                         (1.29)          (.05)          (1.34)       13.52      8.11           2,777
 Year ended 9/30/1998                         (1.30)          (.34)          (1.64)       13.75     (2.43)          2,360
Class B:
 Six months ended 3/31/2003 (2)                (.45)             -            (.45)       10.86     17.92             508
 Year ended 9/30/2002                         (1.00)             -           (1.00)        9.62     (6.57)            294
 Year ended 9/30/2001                         (1.15)             -           (1.15)       11.27     (4.17)            123
 Period from 3/15/2000 to 9/30/2000            (.63)             -            (.63)       12.93      (.05)             27
Class C:
 Six months ended 3/31/2003 (2)                (.45)             -            (.45)       10.86     17.87             508
 Year ended 9/30/2002                          (.99)             -            (.99)        9.62     (6.65)            262
 Period from 3/15/2001 to 9/30/2001            (.59)             -            (.59)       11.27     (5.11)             44
Class F:
 Six months ended 3/31/2003 (2)                (.49)             -            (.49)       10.86     18.31             389
 Year ended 9/30/2002                         (1.07)             -           (1.07)        9.62     (5.95)            156
 Period from 3/15/2001 to 9/30/2001            (.63)             -            (.63)       11.27     (4.86)             32
Class 529-A:
 Six months ended 3/31/2003 (2)                (.48)             -            (.48)       10.86     18.23              16
 Period from 2/19/2002 to 9/30/2002            (.64)             -            (.64)        9.62    (10.11)              7
Class 529-B:
 Six months ended 3/31/2003 (2)                (.44)             -            (.44)       10.86     17.80               4
 Period from 2/25/2002 to 9/30/2002            (.57)             -            (.57)        9.62     (9.54)              2
Class 529-C:
 Six months ended 3/31/2003 (2)                (.44)             -            (.44)       10.86     17.81               9
 Period from 2/19/2002 to 9/30/2002            (.59)             -            (.59)        9.62    (10.52)              4
Class 529-E:
 Six months ended 3/31/2003 (2)                (.47)             -            (.47)       10.86     18.11               1
 Period from 3/15/2002 to 9/30/2002            (.56)             -            (.56)        9.62    (12.29)           - (5)
Class 529-F:
 Six months ended 3/31/2003 (2)                (.48)             -            (.48)       10.86     18.26            - (5)
 Period from 9/16/2002 to 9/30/2002            (.04)             -            (.04)        9.62     (2.23)           - (5)
Class R-1:
 Six months ended 3/31/2003 (2)                (.45)             -            (.45)       10.86     17.86            - (5)
 Period from 7/11/2002 to 9/30/2002            (.21)             -            (.21)        9.62     (1.70)           - (5)
Class R-2:
 Six months ended 3/31/2003 (2)                (.45)             -            (.45)       10.86     17.89               5
 Period from 6/18/2002 to 9/30/2002            (.27)             -            (.27)        9.62     (8.05)           - (5)
Class R-3:
 Six months ended 3/31/2003 (2)                (.47)             -            (.47)       10.86     18.11               5
 Period from 6/21/2002 to 9/30/2002            (.28)             -            (.28)        9.62     (6.63)              1
Class R-4:
 Six months ended 3/31/2003 (2)                (.49)             -            (.49)       10.86     18.31               1
 Period from 7/19/2002 to 9/30/2002            (.19)             -            (.19)        9.62     (1.58)           - (5)
Class R-5:
 Six months ended 3/31/2003 (2)                (.50)             -            (.50)       10.86     18.50              67
 Period from 5/15/2002 to 9/30/2002            (.40)             -            (.40)        9.62    (11.41)             42


                                              Ratio of           Ratio of
                                              expenses         net income
                                            to average         to average
                                            net assets         net assets

Class A:
 Six months ended 3/31/2003 (2)                   .77%   (6)        9.42% (6)
 Year ended 9/30/2002                              .88               9.99
 Year ended 9/30/2001                              .83               9.75
 Year ended 9/30/2000                              .82               8.87
 Year ended 9/30/1999                              .82               9.21
 Year ended 9/30/1998                              .81               8.76
Class B:
 Six months ended 3/31/2003 (2)                   1.55   (6)         8.61 (6)
 Year ended 9/30/2002                             1.59               9.28
 Year ended 9/30/2001                             1.57               8.75
 Period from 3/15/2000 to 9/30/2000               1.52   (6)         8.18 (6)
Class C:
 Six months ended 3/31/2003 (2)                   1.63   (6)         8.51 (6)
 Year ended 9/30/2002                             1.67               9.21
 Period from 3/15/2001 to 9/30/2001               1.70   (6)         8.54 (6)
Class F:
 Six months ended 3/31/2003 (2)                    .87   (6)         9.16 (6)
 Year ended 9/30/2002                              .93               9.95
 Period from 3/15/2001 to 9/30/2001                .93   (6)         9.32 (6)
Class 529-A:
 Six months ended 3/31/2003 (2)                   1.02   (6)         9.21 (6)
 Period from 2/19/2002 to 9/30/2002               1.07   (6)        10.40 (6)
Class 529-B:
 Six months ended 3/31/2003 (2)                   1.77   (6)         8.49 (6)
 Period from 2/25/2002 to 9/30/2002               1.82   (6)         9.67 (6)
Class 529-C:
 Six months ended 3/31/2003 (2)                   1.75   (6)         8.50 (6)
 Period from 2/19/2002 to 9/30/2002               1.80   (6)         9.65 (6)
Class 529-E:
 Six months ended 3/31/2003 (2)                   1.22   (6)         9.00 (6)
 Period from 3/15/2002 to 9/30/2002               1.27   (6)        10.45 (6)
Class 529-F:
 Six months ended 3/31/2003 (2)                    .97   (6)         9.32 (6)
 Period from 9/16/2002 to 9/30/2002                .05                .77
Class R-1:
 Six months ended 3/31/2003 (2)                   1.65 (6,7)         8.87 (6)
 Period from 7/11/2002 to 9/30/2002                .38   (7)         2.32
Class R-2:
 Six months ended 3/31/2003 (2)                   1.61 (6,7)         8.80 (6)
 Period from 6/18/2002 to 9/30/2002                .48   (7)         3.17
Class R-3:
 Six months ended 3/31/2003 (2)                   1.23 (6,7)         9.13 (6)
 Period from 6/21/2002 to 9/30/2002                .36   (7)         3.21
Class R-4:
 Six months ended 3/31/2003 (2)                    .88 (6,7)         9.30 (6)
 Period from 7/19/2002 to 9/30/2002                .14   (7)         2.25
Class R-5:
 Six months ended 3/31/2003 (2)                    .55   (6)         9.65 (6)
 Period from 5/15/2002 to 9/30/2002                .23               4.25

                                                    Six months ended
                                                           March 31,               Year ended September 30
                                                              2003(2)     2002      2001   2000      1999     1998

Portfolio turnover rate for all classes of shares                14%       34%       44%    46%       30%      55%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 3.64, 2.44%, 1.46% and 1.05% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended March 31, 2003 and 2.07%, .85%, .51% and 9.55% for classes R-1, R-2, R-3 and
    R-4, respectively, during the period ended September 30, 2002.

OTHER SHARE CLASS RESULTS                                                                                         unaudited
CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2003:
                                                                                               1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
     payable only if shares are sold within six years of purchase                              -1.19%            +1.02%/1/
Not reflecting CDSC                                                                            +3.54%            +1.79%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one
     year of purchase                                                                          +2.50%            +2.13%/2/
Not reflecting CDSC                                                                            +3.45%            +2.13%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged by sponsoring firm                               +4.23%            +2.83%/2/

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                          +0.18%            +2.08%/4/
Not reflecting maximum sales charge                                                            +4.10%            +5.63%/4/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within
       six years of purchase                                                                   -1.39%            +2.46%/5/
Not reflecting CDSC                                                                            +3.34%            +5.99%/5/

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one
       year of purchase                                                                        +2.41%            +4.87%/4/
Not reflecting CDSC                                                                            +3.35%            +4.87%/4/

CLASS 529-E SHARES/3/
Total return                                                                                   +3.90%            +3.45%/6/

CLASS 529-F SHARES/3/
Total return                                                                                       --            +15.62%/7/

/1/Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
/3/These shares are sold without any initial or contingent deferred sales charge.
/4/Average annual compound return from February 19, 2002, when Class 529-A and Class 529-C shares were first sold.
/5/Average annual compound return from February 25, 2002, when Class 529-B shares were first sold.
/6/Average annual compound return from March 15, 2002, when Class 529-E shares were first sold.
/7/From September 16, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Trust. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.71% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.79% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.05%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AHIT-013-0503

Litho in USA  RCG/INS/6239

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